WARRANTS FOR COMMON STOCK (Narrative) (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2010
Warrant Liability [Line Items]
Warrants, expiration period	5 years	5 years
Issuance of warrants as derivative liability instruments upon conversion of note payable	$ 653,933	$ 653,933	$ 550,000	$ 3,061,750
Warrants outstanding upon conversion of convertible notes	11,007,754	11,007,754	8,668,701
Warrant liability - net	535,017	1,981,917
Warrants issued to purchase common stock		193,200
Noncash consideration expense		814,500
Notes Due 2013 [Member]
Warrant Liability [Line Items]
Warrants, expiration period		5 years
Issuance of warrants as derivative liability instruments upon conversion of note payable	92,750	92,750
Warrants	185,500	185,500
Warrants, exercise price	1.0	1.0
Warrant 1 [Member]
Warrant Liability [Line Items]
Warrants	5,016,722	5,016,722
Warrants, exercise price	2.82	2.82
Original amount of liability related to warrant	1,550,000	1,550,000
Warrants issued to purchase common stock		5,319,150
Warrant 2 [Member]
Warrant Liability [Line Items]
Warrants	3,651,978	3,651,978
Warrants, exercise price	1.45	1.45
Original amount of liability related to warrant	$ 1,511,750	$ 1,511,750
Warrants issued to purchase common stock		3,777,905
Warrant 3 [Member] | Private Placement Debt Due May 2012
Warrant Liability [Line Items]
Warrants, expiration period	5 years	5 years
Warrants outstanding upon conversion of convertible notes	199,862	199,862
Warrants, exercise price	1.45	1.45
Warrants issued to purchase common stock		193,200
Warrant 4 [Member] | Private Placement Debt Due May 2012
Warrant Liability [Line Items]
Warrants, expiration period	5 years	5 years
Warrants outstanding upon conversion of convertible notes	1,710,833	1,710,833
Warrants, exercise price	1.0	1.0